Contingencies (Trial Results Narrative) (Details) (Since January 1999 [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Since January 1999 [Member]
Loss Contingencies [Line Items]
Number of verdicts returned	51
Verdicts returned in favor of defendants	34
Verdicts returned in favor of plaintiffs	17
Cases reaching final resolution	14
Judgments paid	$ 177.1
Judgment interest paid aggregate	$ 80.0